Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Asset And Income Tax (Expense)/Benefit (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Current income tax
Current financial year	$ 77,319	RM 315,266	RM 610,581
Prior financial year			73,304
Deferred taxation
Current financial year			(932,747)
Prior financial year			397,530
Tax expense	$ 77,319	RM 315,266	RM 148,668